Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties

Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2 0 1 9		2 0 1 8	2 0 1 7

Holding company
Interest expense	$		$7,346	$5,325
Interest income		265,200	210,514	198,054

Management staff
Administrative services expenditures		23,548	23,494	25,603

Other related parties
Sales		249,560	20,375	3,632
Purchases		438,052	372,759	51,760
Direct short-term benefits (*)		106,631	90,600	82,447

(*) Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of Balances Receivable from and Payable to Related Parties
Balances receivable from and payable to related parties are as follows:

	December 31,
	2 0 1 9		2 0 1 8
Short term
Accounts receivable:
Compañía Laminadora Vista Hermosa, S.A. de C.V.	$		$360
Operadora Construalco, S.A. de C.V.		717	548
Operadora Industrial de Herramientas, S.A. de C.V.		38	912
Perfiles Comerciales Sigosa, S.A. de C.V.		2,250	1,597
Joist del Golfo, S.A. de C.V.		5,105	6,516
Others		5,815	5,798
		$13,925	$15,731
These balances correspond to accounts receivable for services and / or sales of specific finished products for their activity. December 31,
		2 0 1 9	2 0 1 8
Loans to related parties:
Compañia Laminadora Vista Hermosa, S.A. de C.V.	$		$183,171
Operadora Compañia Mexicana de Tubos, S.A. de C.V.			38,232
Compañia Manufacturera de Tubos, S.A. de C.V.			44,472
	$		$265,875
Total short term		$13,925	$281,606
	December 31,
	2 0 1 9	2 0 1 8
Long term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$780,989	$730,278
Perfiles Comerciales Sigosa, S.A. de C.V.	142,268	579,047
Proyectos Comerciales el Ninzi, S.A. de C.V.		376,790
	$923,257	$1,686,115
Total, long term	$1,571,538	$2,334,396

	December 31,
	2 0 1 9	2 0 1 8
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$1,853	$1,854
Industrias CH, S.A.B. de C.V.	208,223	205,879
Perfiles Comeciales Sigosa, S.A. de C.V.	3,632
Holding Protel, S.A. de C.V.	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	1,904
Operadora Perfiles Sigosa, S.A. de C.V.	5,850	112,587
Operadora Pytsa Industrial, S.A. de C.V.	8,233	5,185
Tuberias Procarsa, S.A. de C.V.		1,942
Compañia Manufacturera de Tubos, S.A. de C.V.	9,631	6,220
Others	1,949	924
	$241,526	$334,591